Consolidated Statements of Net Income (Loss) and Comprehensive Income (Loss) $ in Thousands	12 Months Ended
	Dec. 31, 2023 CAD ($) $ / shares shares	Dec. 31, 2022 CAD ($) $ / shares shares
Profit or loss [abstract]
Salaries, benefits and directors' fees	$ 12,704	$ 9,306
Office, administrative, and travel	15,616	7,853
Professional fees and insurance	17,469	5,661
Depreciation (Note 7)	1,804	1,814
Share-based payments (Note 12)	37,142	35,146
Total value	(84,735)	(59,780)
Finance income	6,030	2,787
Mark-to-market loss on convertible debentures (Note 10)	(48,745)	(2,863)
Interest expense on convertible debentures (Note 10)	(6,098)	(2,179)
Interest on lease liabilities (Note 11(c))	(153)	(207)
Share of net income from associate (Note 8)	920	0
Gain on loss of control of IsoEnergy (Note 17)	204,038	0
Other expense	(1,378)	(85)
Foreign exchange gain (loss)	(1,123)	1,017
Income (loss) before taxes	68,756	(61,310)
Deferred income tax recovery (Note 19)	1,412	1,042
Net income (loss)	70,168	(60,268)
Items that may not be reclassified subsequently to profit or loss:
Change in fair value of convertible debenture attributable to the change in credit risk of the Company (Note 10)	(1,432)	149
Change in fair value of marketable securities (Note 5)	(900)	(3,540)
Deferred income tax recovery	449	461
Share of other comprehensive income (loss) of associate (Note 8)	(539)	0
Net comprehensive income (loss)	67,746	(63,198)
Net income (loss) attributable to:
Shareholders of NexGen Energy Ltd.	80,816	(56,587)
Non-controlling interests	(10,648)	(3,681)
Net income (loss)	70,168	(60,268)
Net comprehensive income (loss) attributable to:
Shareholders of NexGen Energy Ltd.	78,898	(58,022)
Non-controlling interests	(11,152)	(5,176)
Net comprehensive income (loss)	$ 67,746	$ (63,198)
Earnings (loss) per share attributable to NexGen Energy Ltd.
Basic earnings (loss) per share | (per share)	$ 0.16	$ (0.12)
Diluted earnings (loss) per share | (per share)	$ 0.16	$ (0.12)
Weighted average common shares outstanding
Basic | shares	498,243,824	479,680,438
Diluted | shares	529,214,619	479,680,438